Schedule of Components of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Deferred taxes	$ (1,412)	$ 92	$ (59)
Income tax expenses	289,134	182,150	48,792
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
PRC	(19,103)	(29,842)
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
PRC		19,060	48,851
PRC [Member]
Disaggregation of Revenue [Line Items]
PRC	$ 309,649	$ 192,840